LORD ABBETT GLOBAL FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

September 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Global Fund, Inc. (the “Registrant”)
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus contained in Post-Effective Amendment No. 38 to the above-referenced Registrant’s Registration Statement on
Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on September 23, 2011.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2603.

Sincerely yours,

/s/ Jessica Di Perna Bell
Jessica Di Perna Bell
Paralegal
Lord, Abbett & Co. LLC